Lease Obligations (Details Narrative)			3 Months Ended	7 Months Ended	12 Months Ended
	Apr. 18, 2020 USD ($) ft²	Jun. 16, 2016 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 08, 2022 USD ($)	Jan. 01, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use asset						$ 127,335
Prairie Operating Co LLC [Member]
Lessee, Lease, Description [Line Items]
Expenses			$ 10,000	10,000
Office Lease Obligation [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Description		The term of the Sublease is for 5 years and 3 months beginning on July 1, 2016, with monthly payments of approximately $8,000
Operating lease, payments		$ 8,000			0	83,054
Operating lease, right-of-use asset				0	0	0		$ 252,980
Operating lease, weighted average discount rate, percent								12.00%
Operating lease, liability				0	0	0
Operating lease, right-of-use asset, amortization expense					0	85,035
Warehouse Lease Obligation [Member]
Lessee, Lease, Description [Line Items]
Operating lease, payments	$ 3,900				31,920	47,424
Operating lease, right-of-use asset	$ 173,938			0	0	127,335
Operating lease, weighted average discount rate, percent	12.00%
Operating lease, liability	$ 173,938			$ 0	0	135,094
Operating lease, right-of-use asset, amortization expense					$ 7,759	$ 72,331
Area of land | ft²	3,200
Rent percentage	2.00%
Lessee, operating lease, term	5 years
Lease expiration date	May 01, 2025
Payment for termination of lease							$ 20,000